BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity	Annual Rate	Currency	2020	2019
Corporate revolving credit facility	June 28, 2024	LIBOR plus 1.2%	US$	$1,131	$820
Corporate revolving credit facility	April 14, 2022	LIBOR plus 1.2%	US$	—	—
Medium Term Notes(1):
Non-Current:
Public - Canadian	March 11, 2022	3.5%	C$	—	346
Public - Canadian	February 22, 2024	3.3%	C$	236	231
Public - Canadian	February 22, 2024	3.3%	C$	314	308
Public - Canadian	September 11, 2028	4.2%	C$	550	384
Public - Canadian	October 9, 2029	3.4%	C$	550	386
Public - Canadian	September 1, 2032	2.9%	C$	392	—
				3,173	2,475
Deferred financing costs and other				(15)	—
Total				$3,158	$2,475

(1)See Note 20, Subsidiary Public Issuers, for further details.
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	2020	2019
Current	$1,551	$1,381
Non-current	18,469	17,163
Total	$20,020	$18,544
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
2021	$486	$431	$10	$125	$1,052
2022	351	454	11	65	881
2023	1,676	330	510	251	2,767
2024	1,370	391	10	244	2,015
2025	783	928	1,088	755	3,554
Thereafter	3,434	4,146	524	1,804	9,908
Total principal repayments(1)	8,100	6,680	2,153	3,244	20,177
Deferred financing costs and other	(33)	(45)	(42)	(37)	(157)
Total - Dec. 31, 2020	$8,067	$6,635	$2,111	$3,207	$20,020
Total - Dec. 31, 2019	$7,213	$8,210	$2,198	$923	$18,544

(1)As of December 31, 2020, approximately $540 million of debt was in breach of asset-level financial covenants. We anticipate being able to refinance or obtain waivers from our financial institutions and accordingly presented the debt in the contractually obligated year of maturity.
The weighted average interest rates of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Dec. 31, 2020	4%	5%	6%	6%	5%
Dec. 31, 2019	5%	5%	6%	6%	5%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2020	Local Currency		Dec. 31, 2019	Local Currency
U.S. dollars	$7,457	USD	7,457	$7,801	USD	$7,801
Indian rupees	3,760	INR	274,457	1,427	INR	101,929
British pounds	2,941	GBP	2,151	2,411	GBP	1,819
Canadian dollars	2,400	CAD	3,056	2,473	CAD	3,212
Chilean Unidad de Fomento(1)	1,201	UF	29	1,099	UF	29
Brazilian real	1,161	BRL	6,035	1,489	BRL	6,002
Colombian pesos	418	COP	1,430,115	342	COP	1,124,325
Peruvian soles	417	PEN	1,511	452	PEN	1,497
Australian dollars	320	AUD	416	1,010	AUD	1,439
Euro	59	EUR	48	—	EUR	—
New Zealand dollars	43	NZD	60	40	NZD	59

(1)Chilean Unidad de Fomento is an inflation adjusted unit of account indexed to the Chilean Peso.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2019	Cash Flows	Acquisitions/ Dispositions(1)	Foreign Exchange Movement and Other	2020
Corporate borrowings	$2,475	$629	$—	$54	$3,158
Non-recourse borrowings	18,544	1,119	689	(332)	20,020

(1)Refer to Note 6, Acquisition of Businesses, and Note 5, Disposition of Businesses, for further details.